Schedule of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Line Items]
Funded status of the plan at end of year	$ (159,340)	$ (132,025)
Accrued benefit cost	(159,340)	(132,025)
Postretirement Benefit
Retirement Plans [Line Items]
Funded status of the plan at end of year	(29,095)	(29,635)
Accrued benefit cost	$ (29,095)	$ (29,635)